UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       June 30, 2006

Check here if Amendment [ ]; Amendment Number:
                                                 -----------------------

         This Amendment (Check only one.):   [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             MHR Fund Management LLC
Address:          c/o Akin, Gump, Strauss, Hauer, & Feld, L.L.P
                  590 Madison Avenue
                  New York, NY 10022

Form 13F File Number:  28-10786

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Hal Goldstein
Title:            Vice President

Signature, Place, and Date of Signing:

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
/s/ Hal Goldstein                                   NEW YORK, NEW YORK                     AUGUST  14, 2006
------------------------------------        ------------------------------------        ----------------------
[Signature]                                          [City, State]                               [Date]
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).) FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                   0
                                                                  -------

Form 13F Information Table Entry Total:                             34
                                                                 --------

Form 13F Information Table Value Total:                          $937,365
                                                               ----------
                                                               (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE

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                                                              MHR Fund Management LLC
                                                            Form 13F Information Table
                                                            Quarter ended June 30, 2006

                                                                                 INVESTMENT DISCRETION         VOTING AUTHORITY
                                                     FAIR MARKET
                                                        VALUE    SHARES /
ISSUER                            TITLE OF   CUSIP    (X 1000S) PRN AMOUNT SH/ PUT/          SHARED  SHARED
                                    CLASS    NUMBER                        PRN CALL  SOLE    DEFINED  OTHER   SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Acquicor Technology Inc.            Units   00489A206   $3,840   600,000   SH       600,000                 600,000
------------------------------------------------------------------------------------------------------------------------------------
Alpha Natural Resources Inc.        Comm    02076X102  $19,620  1,000,000  SH      1,000,000               1,000,000
------------------------------------------------------------------------------------------------------------------------------------
Cell Therapeutics Inc. 5.75%
6/15/2008                           Note    150934AD9    $764   1,176,000  PRN     1,176,000               1,176,000
------------------------------------------------------------------------------------------------------------------------------------
Cell Therapeutics                   Comm    150934107    $432    300,000   SH       300,000                 300,000
------------------------------------------------------------------------------------------------------------------------------------
Courtside Acquistion Corp           Units   22274N201   $3,500   560,000   SH       560,000                 560,000
------------------------------------------------------------------------------------------------------------------------------------
Emisphere Technologies, Inc.        Comm    291345106  $25,138  4,210,000  SH      4,210,000               4,210,000
------------------------------------------------------------------------------------------------------------------------------------
Endeavor Acquisition Corp.          Units   292577202   $1,932   230,000   SH       230,000                 230,000
------------------------------------------------------------------------------------------------------------------------------------
Gemstar-TV Guide Int'l Inc.        Common   36866W106    $90      25,550   SH        25,550                 25,550
------------------------------------------------------------------------------------------------------------------------------------
Global Logistics Acquisition Corp.  Units   379414204   $1,618   200,000   SH       200,000                 200,000
------------------------------------------------------------------------------------------------------------------------------------
HD Partners Acquisition Corp.       Units   40415K209   $4,632   590,000   SH       590,000                 590,000
------------------------------------------------------------------------------------------------------------------------------------
Identix, Inc.                       Comm    451906101   $4,194   600,000   SH       600,000                 600,000
------------------------------------------------------------------------------------------------------------------------------------
Image Entertainment, Inc.           Comm    452439201   $3,754  1,040,000  SH      1,040,000               1,040,000
------------------------------------------------------------------------------------------------------------------------------------
ImClone Systems Inc.                Comm    45245W109  $23,918   619,000   SH       619,000                 619,000
------------------------------------------------------------------------------------------------------------------------------------
Leap Wireless International Inc.    Comm    521863309  $446,250 11,755,806 SH      11,755,806             11,755,806
------------------------------------------------------------------------------------------------------------------------------------
Liberty Media Holding Corp. /
Capital (Cmn Ser A)                 Comm    53071M302   $5,026    60,000   SH        60,000                 60,000
------------------------------------------------------------------------------------------------------------------------------------
Liberty Media Holding Corp /
Interactive (Cmn Ser A)             Comm    53071M104   $5,178   300,000   SH       300,000                 300,000
------------------------------------------------------------------------------------------------------------------------------------
Lions Gate Entertainment Corp       Comm    535919203  $85,500  10,000,000 SH      10,000,000             10,000,000
------------------------------------------------------------------------------------------------------------------------------------
Loral Space and Communications,
Inc.                                Comm    543881106  $152,732 7,180,629  SH      7,180,629               7,180,629
------------------------------------------------------------------------------------------------------------------------------------
M&F Worldwide Corp.                 Comm    552541104  $15,617   970,000   SH       970,000                 970,000
------------------------------------------------------------------------------------------------------------------------------------
Manhattan Pharmaceuticals, Inc.     Comm    563118207   $1,333  1,665,887  SH      1,665,887               1,665,887
------------------------------------------------------------------------------------------------------------------------------------
Marvel Entertainment Inc.           Comm    57383T103  $78,897  3,944,867  SH      3,944,867               3,944,867
------------------------------------------------------------------------------------------------------------------------------------
NationsHealth Inc WTS  $5 8/25/07    WTS    63860C118    $54     180,667   SH       180,667                 180,667
------------------------------------------------------------------------------------------------------------------------------------
NationsHealth Inc.                  Comm    63860C100   $4,624  2,165,714  SH      2,165,714               2,165,714
------------------------------------------------------------------------------------------------------------------------------------
NationsHealth Inc.                  Units   63860C209    $404    153,667   SH       153,667                 153,667
------------------------------------------------------------------------------------------------------------------------------------
Neose Technologies Inc.             Comm    640522108   $5,880  1,451,837  SH      1,451,837               1,451,837
------------------------------------------------------------------------------------------------------------------------------------
Novadel Pharma Inc.                 Comm    66986X106   $1,286   952,380   SH       952,380                 952,380
------------------------------------------------------------------------------------------------------------------------------------

                                                                                 INVESTMENT DISCRETION         VOTING AUTHORITY
                                                     FAIR MARKET
                                                        VALUE    SHARES /
ISSUER                            TITLE OF   CUSIP    (X 1000S) PRN AMOUNT SH/ PUT/          SHARED  SHARED
                                    CLASS    NUMBER                        PRN CALL  SOLE    DEFINED  OTHER   SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Omega Navigation Enterprises        Comm    Y6476R105  $12,256   849,900   SH       849,900                 849,900
------------------------------------------------------------------------------------------------------------------------------------
Omega Protein Corp.                 Comm    68210P107   $5,062   875,700   SH       875,700                 875,700
------------------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group Inc.       Comm    829226109   $4,922   575,000   SH       575,000                 575,000
------------------------------------------------------------------------------------------------------------------------------------
Sprint Nextel Corp                  Comm    852061100   $1,599    80,000   SH        80,000                 80,000
------------------------------------------------------------------------------------------------------------------------------------
ViaSat, Inc.                        Comm    92552V100   $6,900   268,708   SH       268,708                 268,708
------------------------------------------------------------------------------------------------------------------------------------
Vivo Participacoes SA ADR           Comm    92855S101   $3,075  1,250,000  SH      1,250,000               1,250,000
------------------------------------------------------------------------------------------------------------------------------------
Vodafone Group plc                  Comm    92857W100   $6,390   300,000   SH       300,000                 300,000
------------------------------------------------------------------------------------------------------------------------------------
Willbros Group Inc.                 Comm    969199108    $947     50,000   SH        50,000                 50,000
------------------------------------------------------------------------------------------------------------------------------------
Total Market Value (in thousands)                      $937,365


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